                                                                                February 25, 2005

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:     Evergreen Equity Trust
                                Evergreen Asset Allocation Fund (the "Fund")
                Post-Effective Amendment No. 78 to Registration Statement on
                Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

                On behalf of Evergreen Equity Trust, a Delaware statutory trust (the “Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

                This Amendment is being filed pursuant to Rule 485(a)(i) under the 1933 Act (i) for the purpose of adding new disclosure in order to comply with the SEC's final rule regarding disclosure of policies relating to market timing, fair value and portfolio holdings, (ii) to include the section entitled “Underlying Fees and Expenses” in the prospectus, which we believe would provide shareholders with more transparency in fees and expenses incurred by the underlying funds offered by the Fund, and (iii) to make such other non-material changes as the Trust may deem appropriate.

                Pursuant to Rule 485(a)(i), this Amendment is scheduled to become effective on or about April 26, 2005.

                If you have any questions or would like further information, please call me at (617) 210-3682.

                                                                                Very truly yours,

                                                                                /s/ Maureen E. Towle
                                                                                 Maureen E. Towle

Enclosure

cc:  Timothy Diggins
    Ropes  & Gray LLP